Investment Objectives and Goals	Dec. 05, 2025
Prospectus [Line Items]
Registrant Name	AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks high level of income and opportunity for capital appreciation consistent with preservation of capital.
AVIP BlackRock Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Balanced Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks high level of long-term total return consistent with preservation of capital.
AVIP BlackRock Advantage International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Advantage International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks capital appreciation.
AVIP AB Small Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP AB Small Cap Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP AB Mid Cap Core Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP AB Mid Cap Core Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP S&P 500® Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP S&P 500® Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks total return approximating that of the Standard & Poor’s 500® Index (the “Index”) at a risk level consistent with that of the Index.
AVIP High Income Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP High Income Bond Portfolio (formerly, the AVIP Federated High Income Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks high current income.
AVIP BlackRock Advantage Large Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Advantage Large Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks growth of capital.
AVIP Nasdaq-100® Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Nasdaq-100® Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Advantage Large Cap Core Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Advantage Small Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP S&P MidCap 400® Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks total return approximating that of the Standard & Poor’s MidCap 400® Index (the “Index”) including reinvestment of dividends, at a risk level consistent with that of the Index.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP BlackRock Advantage Large Cap Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.
AVIP Constellation Dynamic Risk Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Constellation Dynamic Risk Balanced Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
AVIP Moderately Conservative Model Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Moderately Conservative Model Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks current income and moderate growth of capital with a greater emphasis on current income.
AVIP Balanced Model Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Balanced Model Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks a balance between growth of capital and current income with a greater emphasis on growth of capital.
AVIP Moderate Growth Model Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Moderate Growth Model Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks growth of capital and moderate current income with a greater emphasis on growth of capital.
AVIP Growth Model Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Growth Model Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks growth of capital and some current income.
AVIP Constellation Managed Risk Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Constellation Managed Risk Balanced Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks income and capital appreciation.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Constellation Managed Risk Moderate Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks income and capital appreciation.
AVIP Constellation Managed Risk Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Constellation Managed Risk Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks income and capital appreciation.
AVIP Intech U.S. Low Volatility Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Intech U.S. Low Volatility Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks capital appreciation.
AVIP Core Plus Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP Core Plus Bond Portfolio (formerly, the AVIP Federated Core Plus Bond Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks to provide total return.
AVIP AB Relative Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	AVIP AB Relative Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Seeks long-term growth of capital.